Operating Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease [Line Items]
Operating lease expenses	$ 777,688	$ 430,963	$ 293,488
Short term lease incurred	$ 45,484	$ 126,097	$ 31,648
Minimum [Member]
Operating Lease [Line Items]
Operating lease term	24 months
Maximum [Member]
Operating Lease [Line Items]
Operating lease term	36 months 15 days